Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
Reconciliation of Financial Statements to Form 5500
Schedule of reconciliation of financial statements to form 5500

The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 at December 31, 2025 and 2024:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$338,484,512	$293,265,091
Interest receivable	(5)	(141)
Employer's contribution receivable	(9,870,212)	(9,689,041)
Net assets available for benefits per the Form 5500	$328,614,295	$283,575,909

		December 31,
		2025
Net increase in assets available for benefits reported in the financial statements		$45,219,421
Change in contributions receivable		(181,035)
Change in net assets available for benefits per the Form 5500		$45,038,386